Geographic Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net revenues
Revenues	¥ 27,234,521	¥ 25,691,911	¥ 22,064,192
Operating expenses	24,483,957	23,399,799	20,743,304
Operating income	2,750,564	2,292,112	1,320,888
Assets	47,729,830	41,437,473	35,483,317
Long-lived assets	9,295,719	7,641,298	6,851,239
Geography Eliminations
Net revenues
Revenues	(7,125,714)	(6,661,930)	(5,604,105)
Operating expenses	(7,105,874)	(6,621,292)	(5,590,472)
Operating income	(19,840)	(40,638)	(13,633)
Assets	6,004,320	5,163,401	3,224,376
Sales to external customers
Net revenues
Revenues	27,234,521	25,691,911	22,064,192
Inter-segment sales and transfers | Geography Eliminations
Net revenues
Revenues	(7,125,714)	(6,661,930)	(5,604,105)
Japan | Reportable Geographical Components
Net revenues
Revenues	14,403,867	14,297,470	12,821,018
Operating expenses	12,832,391	12,787,305	12,244,683
Operating income	1,571,476	1,510,165	576,335
Assets	14,466,432	13,231,184	12,296,731
Long-lived assets	3,062,463	2,945,247	2,929,346
Japan | Sales to external customers | Reportable Geographical Components
Net revenues
Revenues	8,338,881	8,532,875	7,910,456
Japan | Inter-segment sales and transfers | Reportable Geographical Components
Net revenues
Revenues	6,064,986	5,764,595	4,910,562
North America | Reportable Geographical Components
Net revenues
Revenues	9,677,596	8,117,099	6,284,425
Operating expenses	9,093,077	7,791,047	6,062,500
Operating income	584,519	326,052	221,925
Assets	16,961,700	13,720,958	11,841,471
Long-lived assets	4,632,536	3,276,273	2,633,067
North America | Sales to external customers | Reportable Geographical Components
Net revenues
Revenues	9,430,450	7,938,615	6,167,821
North America | Inter-segment sales and transfers | Reportable Geographical Components
Net revenues
Revenues	247,146	178,484	116,604
Europe | Reportable Geographical Components
Net revenues
Revenues	2,848,294	2,724,959	2,083,113
Operating expenses	2,767,176	2,666,731	2,056,651
Operating income	81,118	58,228	26,462
Assets	2,640,054	2,576,806	2,199,256
Long-lived assets	301,736	318,872	288,288
Europe | Sales to external customers | Reportable Geographical Components
Net revenues
Revenues	2,690,803	2,614,070	2,003,113
Europe | Inter-segment sales and transfers | Reportable Geographical Components
Net revenues
Revenues	157,491	110,889	80,000
Asia | Reportable Geographical Components
Net revenues
Revenues	4,981,240	4,877,672	4,385,476
Operating expenses	4,559,458	4,481,935	4,009,421
Operating income	421,782	395,737	376,055
Assets	4,753,850	4,013,429	3,305,319
Long-lived assets	874,207	725,924	590,021
Asia | Sales to external customers | Reportable Geographical Components
Net revenues
Revenues	4,531,178	4,475,382	4,058,629
Asia | Inter-segment sales and transfers | Reportable Geographical Components
Net revenues
Revenues	450,062	402,290	326,847
Other Countries | Reportable Geographical Components
Net revenues
Revenues	2,449,238	2,336,641	2,094,265
Operating expenses	2,337,729	2,294,073	1,960,521
Operating income	111,509	42,568	133,744
Assets	2,903,474	2,731,695	2,616,164
Long-lived assets	424,777	374,982	410,517
Other Countries | Sales to external customers | Reportable Geographical Components
Net revenues
Revenues	2,243,209	2,130,969	1,924,173
Other Countries | Inter-segment sales and transfers | Reportable Geographical Components
Net revenues
Revenues	¥ 206,029	¥ 205,672	¥ 170,092